Summary of Significant Accounting Policies - Summary of Changes in Impairment Losses for Credit Risks (Detail) - Credit risk [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Beginning balance	€ (1,261)	€ (248)
Unused Amounts Reversed	962	112
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(80)	(1,125)
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	(379)	(1,261)
Stage 1 [member] | General impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	(665)	(136)
Unused Amounts Reversed	445	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	(570)
Change between Impairment Stages	(79)	41
Amounts written off during the Year as uncollectible	0	0
Ending balance	(299)	(665)
Stage 2 [member] | General impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	(506)	0
Unused Amounts Reversed	427	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	(465)
Change between Impairment Stages	79	(41)
Amounts written off during the Year as uncollectible	0	0
Ending balance	0	(506)
Stage 2 [member] | Simplified impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	(90)	(112)
Unused Amounts Reversed	90	112
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(80)	(90)
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	(80)	(90)
Stage 3 [member] | General impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	0	0
Unused Amounts Reversed	0	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	0	0
Stage 3 [member] | Simplified impairment model [member]
Disclosure of financial assets [line items]
Beginning balance	0	0
Unused Amounts Reversed	0	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	€ 0	€ 0